Convertible debenture (Tables)	12 Months Ended
Jul. 31, 2019
Convertible Debenture
Schedule of convertible debenture
	31 July 2019	31 July 2018

Balance, beginning	$—	$—
Issuance of convertible debenture	1,128,750	—
Interest and accretion expense	98,392	—
Interest paid	(72,623)
Interest advanced	(88,821)
Foreign exchange adjustment	(133)	—

Balance, ending	$1,065,565	$—